Annual Notice of Securities Sold Pursuant to Rule
                   24F-2
                                             OMB
APPROVAL UNITED STATES OMB Number:
                                           3235-
            0456 SECURITIES AND EXCHANGE
                Expires:
                COMMISSION
August 31, 2000
           Washington, D.C.  20549  Estim
                                           ated
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                                           burde
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                                           . .
1
                   FORM 24F-2
                Annual Notice of
          Securities Sold
      Pursuant to Rule 24F-2

          Read instructions at end
                      of Form
                      before
                      preparing
                      Form.


1.   Name and address of issuer:
  Separate Account FUVUL  of
Allmerica Financial Life Insurance and
Annuity
Company
                                                      440 Lincoln Street
Worcester, MA 01653
2.   The name of each series or class of
 securities for which this Form is
      filed (If
  the Form is being
filed for all series
                    a
                    n
                    d
                    c
                    l
                    a
                    s
                    s
                    e
                    s
                    o
                    f
                    s
                    e
                    c
                    u
                    r
                    i
                    t
                    i
                    e
                    s
                    o
                    f
                    t
                    h
                    e
issuer, check the box
but do not list
series or
  classes):    X


3.   Investment
Company Act File
Number:  81109731

  Securities Act File
     Number: 333-
93031


4 (a).    Last day of
fiscal year
for which
this Form is
filed.   12/31/01


4 (b).         Check
box if this
Form is being
filed late
(i.e., more than 90
calendar days
after the end
   of the issuer's
               fiscal
               year).
               (See
Instruction A.2)

 Note:  If the Form is
      being filed
             late,
             interest
             must be
             paid on
             the
             registrat
             ion fee
             due.


4 (c).         Check
box if this
is the last
time the
issuer will be filing
this Form.


5.   Calculation of
registration
fee:
  (i)  Aggregate sale
       price of
securities sold
      during the
 fiscal year pursuant
          to
section 24(f): $17420
   (ii)      Aggregate
price of
      securities
redeemed or
   Repurchased during
               the
               fiscal
               year:
      $5842
   (iii)     Aggregate
price of
      securities
      redeemed or
      Repurchased
      during any prior
      fiscal year
      ending no
      earlier than
      October 11, 1995
      that were not
      previously used
      to reduce
      registration
      fees payable to
      the Commission:
      $
N/A
(iv)      Total available
       redemption
credits
       [add Items
      5(ii)
    and 5(iii)]:
     -    $5842

(v)  Net sales - if Item
         5(i) is
greater than
       Item 5(iv)
  [subtract Item 5(iv)
              from Item
              5(i)]:
=$11,578

(vi)      Redemption
credits
available for use
           in
  future years
$(N/A
            )
 - if Item 5(i) is less
               than Item
               5(iv)
 [subtract
  Item 5(iv) from Item
         5(i)]:

      (vii)     Multiplier for
determining
              registration fee
      (See Instruction C.9):
      X 0.000092
  (viii)         Registration fee
due [multiply
                  Item 5(v) by
     Item 5(vii)] (enter "0"
            if no fee is due):
                   =$ 1




6.   Prepaid Shares

  If  the response to Item 5(i) was
determined
by deducting
  an  amount  of securities that were
registered
under  the
  Securities  Act  of 1933 pursuant to
rule 24e-2  as
  in effect before October 11, 1997, then
  report the amount of securities  (number
  of shares or other units)  deducted
  here:
  If there is a number of shares or other
                   units
  that  were  registered pursuant to rule
24e-2
  remaining unsold at the end of the
fiscal year
for which this  form is                           filed
that  are available for use by the  issuer
in
  future fiscal years, then state that number
  here: .   Not Applicable

7.   Interest due - if this Form is being
filed
more than
  90 days after the end of the issuer's fiscal
year
  (see Instruction D):
                                                  +$   N/A 8.    Total
of the amount of the registration
fee
due plus
  any interest due [line 5(viii) plus line 7]:

                                                  =$   1

Date the registration fee and any interest
payment was sent to the Commission's
lockbox depository:
 March 27, 2002              Method
     of Delivery:

X     Wire Transfer

Mail or other means

      SIGNATURES
This  report has been
signed below by the
following persons on
behalf of the issuer
and in the capacities
and  on  the dates
indicated.

By (Signature and
Title)*
/s/ Paul
Kane

                Paul Kane Assistant
Vice President Date
3/27/02
 *Please print the name
        and title
                   of

                   the

                   signi

                   ng

                   offic

                   er

                   below

                   the

                   signa

                   ture.